Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:
Equipment	$429,330	$446,189
Computers	11,060	4,949
Office furniture	17,010	11,949
Leasehold improvements	12,918	22,000

	470,318	485,087

Accumulated depreciation:	377,419	359,539

Property and equipment, net	$92,899	$125,548

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were $48,565, $59,278 and $55,076, respectively.